Spun-off Businesses and Acquisition of Non-controlling Interest in Sky (Details)	1 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2024	Apr. 30, 2024	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sky
Consolidated subsidiaries information
Percentage of voting equity interests acquired	41.30%
Sky
Consolidated subsidiaries information
Company's ownership interest	100.00%	100.00%	58.70%	100.00%	100.00%
Spun-off Businesses
Consolidated subsidiaries information
Percentage of net assets consolidated equity						4.50%
Spun-off Businesses | Other Businesses
Consolidated subsidiaries information
Percentage of total segment revenues						8.30%
Percentage of total segment income						4.70%